Write-down and Loss on Sales of Vessels (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Impairment and Loss on Sale of Vessels, Equipment and Other Operating Assets
The following table contains the (write-downs) and gains (losses) on sales of assets for the three and six months ended June 30, 2021 and 2020:

			Three Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2021	2020
			$	$
Teekay Parent Segment – Offshore Production (1)	1 FPSO unit	N/A	—	(13,566)
Teekay Tankers Segment – Conventional Tankers (2)	3 Suezmaxes	N/A	(62,937)	—
Teekay Tankers Segment – Conventional Tankers (2)	3 LR2 Tankers	N/A	(18,381)	—
Teekay Tankers Segment – Conventional Tankers (2)(3)	2 Aframaxes	N/A	(5,368)	—
Teekay Tankers Segment – Conventional Tankers (4)	(4)	Apr-2020	—	3,081
Teekay Tankers Segment – Conventional Tankers	1 Suezmax	N/A	—	460
Teekay Tankers Segment - Conventional Tankers	Operating lease right-of-use asset	N/A	—	(644)
Total			(86,686)	(10,669)

			Six Months Ended June 30,
Segment	Asset Type	Completion of Sale Date	2021	2020
			$	$
Teekay Parent Segment – Offshore Production (1)	2 FPSO unit	N/A	—	(60,085)
Teekay LNG Segment – Liquefied Gas Carriers (5)	6 Multi-gas Carriers	N/A	—	(45,000)
Teekay Tankers Segment – Conventional Tankers (2)	3 Suezmaxes	N/A	(62,937)	—
Teekay Tankers Segment – Conventional Tankers (2)	3 LR2 Tankers	N/A	(18,381)	—
Teekay Tankers Segment – Conventional Tankers (2)(3)	2 Aframaxes	N/A	(5,368)	—
Teekay Tankers Segment – Conventional Tankers (4)	(4)	Apr-2020	—	3,081
Teekay Tankers Segment – Conventional Tankers	3 Suezmaxes	Feb/Mar-2020	—	(2,627)
Teekay Tankers Segment – Conventional Tankers	Operating lease right-of-use asset	N/A	(715)	(644)
Total			(87,401)	(105,275)

(1)During the first half of 2020, Teekay Parent recognized an impairment charge of $60.1 million, in respect of two of its FPSO units. In the first quarter of 2020, CNRI provided formal notice to Teekay of its intention to cease production in June 2020 and decommission the Banff field shortly thereafter. As such, in the third quarter of 2020, the Company removed the Petrojarl Banff FPSO from the Banff field and redelivered the Apollo Spirit FSO to its owner. During 2020, the ARO relating to the Petrojarl Banff FPSO unit and Phase 2 was increased based on changes to cost estimates and the carrying value of the unit was fully written down. During 2020, the Company also made changes to its expected cash flows from the Sevan Hummingbird FPSO unit based on the market environment and oil prices, and contract discussions with the customer, which resulted in a full write-down of its carrying value.
(2)During the three months ended June 30, 2021, Teekay Tankers wrote down the carrying values of three Suezmax tankers, three LR2 tankers and one Aframax tanker to their estimated fair values, using appraised values provided by third parties, primarily due to a weaker near-term tanker market outlook and a reduction in charter rates as a result of the current economic environment, which has been impacted by the COVID-19 global pandemic.
(3)As at June 30, 2021, Teekay Tankers classified one Aframax tanker, including its related bunkers and lube oil inventory, as held for sale. The vessel cost was written down to its estimated sales price, less estimated selling costs.
(4)On April 30, 2020, Teekay Tankers completed the sale of the non-US portion of its ship-to-ship support services business as well as its LNG terminal management business for proceeds of $27.1 million, including an adjustment of $1.1 million for the final amounts of cash and other working capital present on the closing date. $14.3 million of the total proceeds were received on closing and the remaining $12.7 million was received in July 2020.
(5)During the first quarter of 2020, the carrying values for six of Teekay LNG's seven wholly-owned multi-gas carriers were written down to their estimated fair values, using appraised values, primarily due to the lower near-term outlook for these type of vessels as a result of the economic environment at that time (including the economic impact of the COVID-19 global pandemic), as well as Teekay LNG receiving notification that its then-existing commercial management agreement with a third-party commercial manager would dissolve and be replaced by a new commercial management agreement in September 2020.